Results for the Year - Income tax - (Details) € in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Jun. 30, 2021 USD ($)
Denmark
Taxable income		$ 69.0	€ 58.0
Statutory tax rates (as a percent)	22.00%	22.00%
Income tax expense	€ 23.0	$ 27.0
Germany
Taxable income	€ 265.0		312.1	$ 370.9
Percentage of increase in the rate of income tax expense	10.00%	10.00%
Tax loss carryforwards	€ 11.9				$ 14.1
Effective income tax rate	31.90%	31.90%
Income tax expense	€ 81.0	$ 96.0
Germany | Previously Reported
Taxable income			€ 265.0	$ 314.9